Note 12 - Significant Customers and Industry Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018		Mar. 25, 2017
Revenue			$ 9,800		$ 16,267
Interest expense, net			(461)		133
Depreciation and amortization	$ 73	$ 247	1,116		827
Capital expenditures			(688)		(41)
Income/(Loss) before income taxes	(247)	(1,258)	(3,099)		(1,544)
Assets	6,371	9,060	8,431	[1]	9,074
Capital expenditures			688		41
Gigatronics Division [Member]
Revenue			2,737		8,021
Interest expense, net			(461)		133
Depreciation and amortization			1,116		820
Capital expenditures			(688)		(41)
Income/(Loss) before income taxes			(5,847)		(2,702)
Assets	4,418	6,153	5,253		6,433
Capital expenditures			688		41
Microsource [Member]
Revenue			7,063		8,246
Interest expense, net
Depreciation and amortization			1		7
Capital expenditures
Income/(Loss) before income taxes			2,748		1,158
Assets	$ 1,953	$ 2,907	3,178		2,641
Capital expenditures

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.